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                           Registration No. 333-22215
     As filed with the Securities and Exchange Commission on June 25, 1997.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                    ----------------------------------------

                                   FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                  /  /
                            ----
Post-Effective Amendment No. 1               /X/

                              INTRUST FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

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                   3435 Stelzer Road, Columbus, Ohio   43219
                    (Address of Principal Executive Offices)

                                 (800) 717-4568
              (Registrant's Telephone Number, including Area Code)

                              --------------------

                            George O. Martinez, Esq.
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio   43219
                    (Name and Address of Agent for Service)

                          ----------------------------

                          Communication and Copies to:

                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                           New York, New York  10022
                              Edward B. Baer, Esq.
                             Morgan Lewis & Bockius
                               1800 M Street, NW
                            Washington, D.C.  20036


                                 Phillip Owings
                               INTRUST Bank, N.A.
                           105 North Main Street/Box
                                      One
                             Wichita, Kansas 67201
                              SEI Fund Management
                           Oaks, Pennsylvania  19456


                             Sheldon A. Jones, Esq.
                            Dechert, Price & Rhodes
                            1500 K Street, NW, Suite
                                      500
                             Washington, DC  20005

               Sequential Numbering System:  Page 1 of     pages
                                                       ---
            Exhibit Index appears on Sequentially numbered page
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   Approximate Date of Proposed Public Offering:  As soon as practicable following the effective date of this Registration Statement.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously filed a declaration registering an indefinite number of shares of beneficial interest on Form N-1A (Registration Nos. 333-447 and 811-7505). Pursuant to Rule 429, the Registration Statement on Form N-14 relates to the above-referenced Registration Statement on Form N-1A. Accordingly, no filing fee was and is due in connection with the Registration Statement on Form N-14 and was and is due in connection with the Registration Statement on Form N-14 and this Post-Effective Amendment to Form N-14.

     This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 solely for the purpose of fulfilling the undertaking contained in the Registration Statement on Form N-14 to file an opinion of counsel regarding the tax consequences of the reorganization proposed in that Registration Statement. This Post-Effective Amendment also includes a conformed copy of a power of attorney, but makes no other changes to the Registration Statement on Form N-14.
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                                     PART C

Item 16.  Exhibits

     The following Exhibits are hereby added by this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14:

     (12)(a) Opinion of Baker & McKenzie supporting the tax consequences of the proposed Reorganization.

     (12)(b)   Consent of Baker & McKenzie.

     (16)      Power of Attorney.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for the effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on June 25, 1997.
                                   INTRUST FUNDS TRUST


                                   By:/s/ David Bunstine
                                   /s/David Bunstine, President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                Title               Date

/s/Terry L. Carter*                               June 25, 1997
Terry L. Carter               Trustee

/s/Thomas F. Kice*
Thomas F. Kice                Trustee             June 25, 1997

/s/George Mileusnic*
George Mileusnic              Trustee             June 25, 1997

/s/John J. Pileggi
John J. Pileggi               Trustee             June 25, 1997

/s/Thomas E. Shea*            Trustee             June 25, 1997
Thomas E. Shea

/s/David Bunstine
David Bunstine                President and       June 25, 1997
                              Treasurer

*By/s/
      --------------------
John J. Pileggi, Attorney-in-Fact

*Pursuant to Power of Attorney filed herewith.
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                                      N-14
                                 EXHIBIT INDEX


Exhibit No.             Description

(12)(a) Opinion of Baker & McKenzie supporting the tax consequences of the Proposed Reorganization.

(12)(b)   Consent of Baker & McKenzie.

(16)      Power of Attorney